TAXATION	12 Months Ended
Dec. 31, 2024
TAXATION
TAXATION

6.    TAXATION

The Company and its subsidiaries file separate income tax returns.

Cayman Islands

Under the current laws of the Cayman Islands, the Company and its subsidiaries in Cayman Islands are not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no Cayman Islands withholding tax is imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands(“BVI”), the Company’s subsidiary in BVI is not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no British Virgin Islands withholding tax is imposed.

People’s Republic of China

On March 16, 2007, the National People’s Congress approved the Corporate Income Tax Law of the People’s Republic of China (the “CIT Law”) with effective on January 1, 2008. The CIT Law enacted a statutory income tax rate of 25%.

Jiangxi Jinko, Zhejiang Jinko, Haining Jinko, Shangrao Jinko, Zhejiang New Materials and Jinko Anhui were designated by the relevant local authorities as “High and New Technology Enterprises” under the CIT Law. Haining Jinko, Shangrao Jinko and Zhejiang New Materials were designated by the relevant local authorities as a “High and New Technology Enterprise” in December 2022, and enjoy the preferential tax rate of 15% from 2022 to 2024. Jinko Anhui was designated by the relevant local authorities as a “High and New Technology Enterprise” in November 2023, and enjoys the preferential tax rate of 15% from 2023 and 2025. Zhejiang Jinko was designated by the relevant local authorities as a “High and New Technology Enterprise” in 2024, and enjoys the preferential tax rate of 15% from 2024 to 2026. Jiangxi Jinko was designated by the relevant local authorities as a “High and New Technology Enterprise” in 2022 and enjoys the preferential tax rate of 15% from 2022 to 2024.

Jinko Jinchang, Jinko Sichuan, Jinko Leshan, Jinko Qinghai and Jinko Chuxiong was designated by the relevant local authorities as an “Enterprise in the Encouraged Industry” and were subject to a preferential tax rate of 15% since 2021 till 2030.

Under the CIT Law, 10% withholding income tax (“WHT”) will be levied on foreign investors for dividend distributions from foreign invested enterprises’ profit earned after January 1, 2008. For certain treaty jurisdictions such as Hong Kong which has signed double tax arrangement with the PRC, the applicable WHT rate could be reduced to 5% if foreign investors directly hold at least 25% shares of invested enterprises at any time throughout the 12-month period preceding the entitlement to the dividends and they are also qualified as beneficial owners to enjoy the treaty benefit. Deferred income taxes are not provided on undistributed earnings of the Company’s subsidiaries that are intended to be permanently reinvested in China.

Since Jiangxi Jinko’s initial pubic offering in 2022 (Note 26), the Group provided withholding income tax for the earnings of Jiangxi Jinko, which are expected to be distributed in the future based on its distribution plan. As of December 31, 2023 and 2024, the Group recognized deferred tax liabilities of RMB68 million and nil, related to the cumulative undistributed earnings of Jiangxi Jinko.

The cumulative undistributed earnings of the Company’s PRC subsidiaries intended to be permanently reinvested totaled RMB6,635 million, RMB11,866 million and RMB10,330 million as of December 31, 2022, 2023 and 2024 respectively, and the amount of the unrecognized deferred tax liability on the indefinitely reinvested earnings was RMB663 million, RMB593 million and RMB516 million as of December 31, 2022, 2023, 2024 respectively.

Hong Kong

The Company’s subsidiaries established in Hong Kong are subject to Hong Kong profit tax at a rate of 16.5% on its assessable profit.

Japan

Jinko Japan is incorporated in Japan and is subject to corporate income tax at 37.6%.

Korea

Jinko Korea is incorporated in Korea and is subject to corporate income tax at 10% in 2022, 23.1% in 2023 and 10% in 2024.

European Countries

Jinko Switzerland is incorporated in Switzerland and according to its current business model where it employs limited staff and generates income exclusively from trading activities conducted outside Switzerland, is subject to a combined federal, cantonal and communal tax rate of10% in 2022, 10% in 2023 and 12% in 2024.

Jinko GMBH is incorporated in Germany and is subject to Germany profit tax rate of approximately 27.4% on the assessable profit.

Jinko Italy is incorporated in Italy and is subject to corporate income tax at 27.9%.

Jinko Denmark is incorporated in Denmark and is subject to corporate income tax at 22%.

United States

Jinko US, Jinko US holding, and Jinko Solar (U.S.) Industries are Delaware incorporated corporations that are subject to U.S. federal corporate income tax on taxable incomes at a rate of 21% for taxable years beginning after December 31, 2017 and at differing tax rates of various states ranged from 1% to 12%.

On August 16, 2022, the Inflation Reduction Act of 2022 (“IRA”) was enacted into law and is effective for taxable years beginning after December 31, 2022, and remains subject to future guidance releases. The IRA includes multiple incentives to promote clean energy, electric vehicles, battery and energy storage manufacture or purchase, including through providing tax credits to consumers.

JinkoSolar US performed an IRA Advanced Manufacturing Production Tax Credit analysis pursuant to Internal Revenue Code (“IRC”) Section 45X for the year ended December 31, 2023 and 2024, and determined that JinkoSolar US and subs has US5.0 million(equivalents to RMB35 million) and US25 million(equivalents to RMB180 million) qualified Section 45X credit for the year ended December 31, 2023 and 2024, respectively.

RMB13 million of 2023 and RMB152 million of 2024 qualified Section 45X tax credit is used to offset the current income tax expenses and the remaining RMB22 million and RMB 48 million of qualified Section 45X tax credit is recorded as deferred tax asset as of December 31,2023 and 2024, respectively.

Malaysia

Jinko Malaysia is subject to corporate income tax at 24%.

JinkoSolar Malaysia Technology was originally entitled to a five year 70% tax exemption and was subject to corporate income tax at 7% from 2023 to 2027, under the pioneer status (PS) incentive scheme as a company engaged in producing high technology products identified by the Malaysian Investment Development Authority (MIDA). In 2024, JinkoSolar Malaysia Technology did not meet the requirements for the tax incentive and could not enjoy the tax exemption since 2024. JinkoSolar Malaysia Technology is subject to corporate income tax at 24% since 2024.

Canada

Jinko Canada is incorporated in Canada and is subject to a federal corporate income tax of 15% and provinces and territories income tax of 12%.

Australia

Jinko Australia is incorporated in Australia and is subject to corporate income tax at 30%.

Brazil

Jinko Brazil is incorporated in Brazil and is subject to corporate income tax at 34%.

Mexico

Jinko Mexico is incorporated in Mexico and is subject to corporate income tax at 30%.

Pillar Two

In December 2021, the Organization for Economic Co-operation and Development(“ OECD”) released model rules for a new global minimum tax framework (“Pillar Two”). Certain governments in countries in which the Group operate have enacted local Pillar Two legislation, with effective since January 1, 2024, such local legislation may also include qualified domestic minimum top-up tax.

Under the legislation, the Group is liable to pay a top-up tax for the difference between their GloBE effective tax rate per jurisdiction and the 15% minimum rate. Among all entities within the group, Jinko Vietnam may have significant top-up tax impact under Pillar Two rule. Jinko Vietnam is the key operation entity located in Vietnam and it has been entitled to 100% tax exemption for 4 years from 2023 to 2026 with 0% local effective tax rate for 2024. Therefore, the Group accrued a top-up tax with 15% tax rate based on the profit before tax of Jinko Vietnam for Jinko Vietnam according to the legislation.

As these legislative changes develop and expand, the Group expects to continue to monitor the changes and evaluate their potential impact to its results of operations.

Composition of Income Tax Expense

Income before income taxes for the years ended December 31, 2022, 2023 and 2024 were taxed within the following jurisdictions (RMB in thousands):

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cayman Islands	(639,136)	(607,235)	(110,759)
PRC	2,743,467	9,798,930	(1,123,109)
Other countries	(127,622)	(1,701,530)	1,493,809
Income before income taxes	1,976,709	7,490,165	259,941

For the year ended December 31, 2024, loss before income taxes in Cayman Islands subsidiaries was mainly due to the share-based compensation expenses. Loss before taxes in PRC subsidiaries was mainly attributable to the decline in module prices in the PRC. Profit before income taxes in other countries subsidiaries was mainly due to the growth in sales in US and Vietnam subsidiaries.

The current and deferred positions of income tax expense included in the consolidated statement of operations for the years ended December 31, 2022, 2023 and 2024 are as follows:

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current income tax expenses
PRC	(867,937)	(2,050,538)	(857,618)
Other countries	(58,014)	(55,150)	(638,005)
Total current income tax expenses	(925,951)	(2,105,688)	(1,495,623)
Deferred tax (expenses)/benefits
PRC	457,266	615,933	1,159,941
Other countries	(136,593)	229,470	266,241
Total deferred tax benefits	320,673	845,403	1,426,182
Income tax expenses, net	(605,278)	(1,260,285)	(69,441)

Reconciliation of the differences between statutory tax rate and the effective tax rate

Reconciliation between the statutory CIT rate of 25% and the Company’s effective tax rate from continuing operations is as follows:

	For the year ended December 31,
	2022	2023	2024
	%	%	%
Statutory CIT rate*	25.0	25.0	25.0
Effect of permanent differences:
—Share-based compensation expenses	3.2	0.6	(3.3)
—Change in fair value of convertible senior notes	0.2	0.1	31.3
—Accrued payroll and welfare expenses	0.1	0.1	0.1
—Change of enacted tax rate and preferential tax benefit	1.6	(1.4)	(80.8)
—Other permanent differences	3.4	(0.3)	93.3
Difference in tax rate of subsidiaries outside the PRC	3.9	2.4	(43.4)
Effect of tax holiday for subsidiaries	(12.1)	(10.7)	(189.5)
U.S. tax credits	—	(0.5)	(71.8)
Change in valuation allowance	5.3	1.5	265.8
Effective tax rate	30.6	16.8	26.7

*The Company generates substantially all of its income (loss) from its PRC operations for the years ended December 31, 2022, 2023 and 2024.”

Other permanent differences including tax preferences in 2022, 2023 and 2024 was mainly due to the additional income tax deduction amounting of RMB107 million, RMB184 million and RMB125 million for R&D costs approved by local tax bureau in the second quarter of 2022, 2023 and 2024, respectively.

The aggregate amount and per share effect of reduction of CIT for certain PRC subsidiaries as a result of tax holidays are as follows (RMB in thousands, except for per share data):

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
The aggregate amount of effect*	239,268	797,930	492,489
Per share effect—basic	1.21	3.84	2.36
Per share effect—diluted	1.19	3.53	2.35

*Decrease of the aggregated amount of effect in 2024 was mainly attributable to the lower profit generated by the Group’s PRC subsidiaries with preferential tax rates.

Significant components of deferred tax assets/liability (RMB in thousands)

	As of December 31,
	2023	2024
	RMB	RMB
Net operating losses	220,366	1,447,909
Accrued warranty costs	546,616	540,349
Provision for inventories, accounts receivable, other receivable	265,131	479,786
Timing difference for subsidiary income	601,568	1,045,870
Timing difference for countervailing duties	18,534	18,534
Other temporary differences	153,981	201,530
Impairment for property, plant and equipment	57,221	153,889
Total deferred tax assets	1,863,417	3,887,867
Less: Valuation allowance	(357,198)	(1,047,994)
Less: Deferred tax liabilities in the same tax jurisdiction	(216,215)	(198,476)
Deferred tax assets	1,290,004	2,641,397

Timing difference for property, plant and equipment	(234,786)	(191,196)
Deferred tax liabilities related to cumulative distributable earnings in Jiangxi Jinko	(68,461)	—
Other temporary differences	(44,474)	(63,998)
Total deferred tax liabilities	(347,721)	(255,194)
Less: Deferred tax assets in the same tax jurisdiction	216,215	198,476
Deferred tax liabilities	(131,506)	(56,718)

Movement of valuation allowance (RMB in thousands)

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
At beginning of year	(217,124)	(243,141)	(357,198)
Current year additions	(216,260)	(222,649)	(744,084)
Utilization and reversal of valuation allowances	111,296	108,592	53,288
Decrease of valuation allowances related to the disposal of a subsidiary	78,947	—	—
At end of year	(243,141)	(357,198)	(1,047,994)

Valuation allowances were determined by assessing both positive and negative evidence and have been provided on the net deferred tax asset due to the uncertainty surrounding its realization. As of December 31, 2023 and 2024, valuation allowances of RMB357 million and RMB1,048 million were provided against deferred tax assets because it was more likely than not that such portion of deferred tax will not be realized based on the Group’s estimate of future taxable incomes of all its subsidiaries. If events occur in the future that allow the Group to realize more of its deferred tax assets than the presently recorded amount, an adjustment to the valuation allowances will result in a non-cash income statement benefit when those events occur. Due to the financial performance and profitable condition of certain subsidiaries, the Company has determined that the future taxable income of those subsidiaries is sufficient to realize the benefits of such deferred tax assets. As a result, the Company reversed the valuation allowance of RMB111 million, RMB109 million and RMB53 million in 2022, 2023 and 2024.